INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Current Taxes			$ (77,470)	$ (48,267)
Deferred Taxes			0	0
Income Taxes Expense (Benefit)	$ 0	$ 0	$ (77,470)	$ (48,267)